Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000007337
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 12,071	$ 11,370	$ 10,286	$ 10,249	$ 12,155	$ 12,214	$ 11,502	$ 10,315	$ 10,531	$ 10,437